Assets and liabilities held for sale - Narrative (Details) $ in Millions			6 Months Ended	12 Months Ended
	Jun. 30, 2025 CAD ($)	Oct. 04, 2024 CAD ($) advertising_display	Jun. 30, 2025 CAD ($)	Dec. 31, 2024 CAD ($)	Dec. 31, 2023 CAD ($)	Feb. 08, 2024 radio_station
Disclosure of financial assets [line items]
Number of radio stations held for sale | radio_station						45
Gain (losses) on disposals of investments				$ 57	$ 80
Number of advertising displays to be disposed | advertising_display		669
Estimated proceeds from disposition of advertising displays		$ 14
Share of profit (loss) of associates and joint ventures accounted for using equity method, operations				10	28
MSLE
Disclosure of financial assets [line items]
Assets (liabilities)				(493)
Share of profit (loss) of associates and joint ventures accounted for using equity method, operations				6
Profit (loss) from discontinued operations					25
Assets and liabilities classified as held for sale
Disclosure of financial assets [line items]
Revenue				35	39
Assets (liabilities)				(449)	45
Assets and liabilities classified as held for sale | MSLE
Disclosure of financial assets [line items]
Assets (liabilities)				$ 493	$ 0
Forecast
Disclosure of financial assets [line items]
Proceeds from sale			$ 54
Gain (losses) on disposals of investments			$ 9
Forecast | MSLE
Disclosure of financial assets [line items]
Proceeds from sale	$ 4,700
Gain recognised on disposal of assets or disposal groups constituting discontinued operation	$ 5,200